Schedule of stock based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 555,892	$ 1,618,686	$ 572,731	$ 1,875,764
Employees [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	516,323	1,196,120	533,162	1,276,870
Employees [Member] | Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0	0
Non Employees [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0	0
Non Employees [Member] | Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0	0
Non Employees [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 39,569	$ 422,566	$ 39,569	$ 598,894